Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,641	$ 64,300	$ 48,705	$ 37,984
Impairment of 5G broadband platform intangible and tangible assets	251	707
Disposals, intangible assets other than goodwill	18,100
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	281	60,305	40,618	29,385
Impairment loss recognised in profit or loss, intangible assets other than goodwill	55,200
Capitalized development costs | Development Of The 5G
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,300	18,400	25,500
Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,360	$ 3,995	$ 8,087	$ 8,599
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,200
Fair value of intangible assets	$ 3,000